Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Evermore Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001472754
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Evermore Global Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Evermore Funds Trust
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Evermore Funds Trust
Supplement dated
March 30, 2020
to the
Evermore Global Value Fund (the “Fund”)
Prospectus and Summary Prospectus
dated April 30, 2019

The following information supplements the information in the sections entitled "Principal Investment Risks" in the summary prospectus, and "Fund Summary - Principal Investment Risks" and "Additional Information About Investment Strategies and Risks of Investing in the Fund - Risks of Investing in the Fund" in the Fund’s prospectus and summary prospectus:

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Pandemic Risk
Disease outbreaks that affect local economies or the global economy may materially and adversely impact our investment funds and portfolios and/or our business. For example, uncertainties regarding the novel coronavirus (COVID-19) outbreak have resulted in serious economic disruptions internationally and especially in Asia. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and the Adviser periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Supplement Closing [Text Block]	ck0001472754_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and Summary Prospectus
Evermore Global Value Fund | Evermore Global Value Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVGBX
Evermore Global Value Fund | Evermore Global Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVGIX